Document and Entity Information	Oct. 21, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000894315
Document Type	8-K
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	SITE Centers Corp.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-11690
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	216
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE
Class A Cumulative Redeemable Preferred Shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 of a share of 6.375% Class A Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRA
Security Exchange Name	NYSE
Class J Cumulative Redeemable Preferred Shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 of a share of 6.5% Class J Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRJ
Security Exchange Name	NYSE
Class K Cumulative Redeemable Preferred Shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 of a share of 6.25% Class K Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRK
Security Exchange Name	NYSE